LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of Basic Loss Per Share
The following table contains the data used in the computation of the basic loss per share:

	Year ended December 31,
	2017	2018	2019
	In USD thousands
Loss attributed to ordinary shares	(24,352)	(22,962)	(25,446)
Number of shares used in basic calculation (in thousands)	89,971	108,596	146,407

	in USD
Basic and diluted loss per ordinary share	(0.27)	(0.21)	(0.17